Application Of New And Revised International Financial Reporting Standards (IFRS), International Accounting Standards (IAS), IFRIC Interpretations (IFRIC), And SIC Interpretations (SIC) Issued By The International Accounting Standards Board (IASB) - Summary of Anticipated Impact on Assets, Liabilities and Equity when Retrospectively Applying IFRS 9 and IFRS 15 (Parenthetical) (Detail)
$ in Millions, $ in Millions
	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using equity method		$ 17,731.8	$ 598.2	$ 19,585.3
IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income	$ 98,436.1
Other Equity Effect	(285.1)
Retained Earnings Effect	1,490.3
Financial assets at fair value through profit or loss	1,349.3
Investments accounted for using equity method	17,740.1
IFRS 9 [Member] | Adjustments arising from initial application [member]
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using equity method	8.3
IFRS 9 [Member] | Retrospective adoption of IFRS 9 by associates accounted for using equity method [member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	34.0
Amortized cost [Member] | IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	236.5
Amortized cost [Member] | Add: From loans and receivables [Member] | IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Loss of allowance effect	(244.8)
Retained Earnings Effect	244.8
FVTOCI [Member] | IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Other Equity Effect	(295.2)
Retained Earnings Effect	1,263.9
FVTOCI [Member] | IFRS 9 [Member] | Retrospective adoption of IFRS 9 by associates accounted for using equity method [member]
Disclosure of initial application of standards or interpretations [line items]
Other Equity Effect	(23.6)
Available-for-sale [Member] | IFRS 9 [Member] | Retrospective adoption of IFRS 9 by associates accounted for using equity method [member]
Disclosure of initial application of standards or interpretations [line items]
Other Equity Effect	(2.1)
Held-to-maturity [Member] | Debt investments previously classified as held-to-maturity financial assets and measured at amortized cost under IAS 39 [member] | IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of initial application of standards or interpretations [line items]
Loss of allowance effect	8.3
Retained Earnings Effect	(8.3)
FVTPL [Member] | IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Other Equity Effect	10.1
Retained Earnings Effect	(10.1)
Equity securities [Member] | Add: From available for sale [Member] | IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income	8,389.5
Equity securities [Member] | FVTOCI [Member] | Equity investments previously classified as available-for-sale financial assets under IAS 39 [member] | IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of initial application of standards or interpretations [line items]
Other Equity Effect	(1,294.6)
Retained Earnings Effect	1,294.6
Equity securities [Member] | FVTOCI [Member] | equity investments previously measured at cost under IAS 39 are remeasured at fair value under IFRS [member] | IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through other comprehensive income	967.1
Other Equity Effect	968.7
Non-controlling interests effect	(1.6)
Equity securities [Member] | FVTOCI [Member] | Add: From available for sale [Member] | IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Other Equity Effect	(325.9)
Retained Earnings Effect	1,294.6
Debt securities [Member] | FVTOCI [Member] | Debt investments were previously classified as available-for-sale financial assets under IAS 39 [member] | IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of initial application of standards or interpretations [line items]
Other Equity Effect	30.7
Retained Earnings Effect	(30.7)
Debt securities [Member] | FVTOCI [Member] | Debt investments were previously classified as available-for-sale financial assets under IAS 39 [member] | IFRS 9 [Member] | Reclassification Adjustment [Member]
Disclosure of initial application of standards or interpretations [line items]
Other Equity Effect	(434.4)
Debt securities [Member] | Available-for-sale [Member] | Debt investments were previously classified as available-for-sale financial assets under IAS 39 [member] | IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through profit or loss	779.5
Debt securities [Member] | FVTPL [Member] | Debt investments were previously classified as available-for-sale financial assets under IAS 39 [member] | IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Retained Earnings Effect	(10.1)
Other equity-Unrealized gain/loss on financial assets at FVTOCI [Member] | Equity securities [Member] | FVTOCI [Member] | Add: From available for sale [Member] | IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Other Equity Effect	$ 228.3